Shareholders' deficit and redeemable preferred units	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Stockholders' Equity Note [Abstract]
Shareholders' deficit and redeemable preferred units
5. The Transactions
The Company and Nextracker LLC completed the following reorganization and other transactions in connection with the IPO (collectively, referred to as the “Transactions”):

•
Immediately prior to the completion of the IPO, Nextracker Inc. issued 128,794,522 shares of its Class B common stock to Yuma, Yuma Sub, and TPG Rise in exchange for cash consideration, which number of shares was equal to the number of common units of Nextracker LLC held directly or indirectly by Yuma, Yuma Sub and TPG Rise (not inclusive of those held by affiliated blocker corporations—see below) immediately following the Transactions and before giving effect to the IPO.

•
Immediately prior to the completion of the IPO and as permitted under and in accordance with the limited liability company agreement of Nextracker LLC in effect prior to the IPO (the “Prior LLC Agreement”), TPG Rise exercised its right to have certain blocker corporations affiliated with TPG Rise each merge with a separate direct, wholly-owned subsidiary of Nextracker Inc., with the blocker corporations surviving each such merger, in a transaction intended to qualify as a tax-free
transaction. In connection with such blocker corporations’ mergers, the investors in each such blocker corporation received a number of shares of Nextracker Inc.’s Class A common stock with a value based on the Series A Preferred Units held by such blocker corporation for a total of 15,279,190 shares of Nextracker Inc.’s Class A common stock.

•
Immediately prior to the closing of the IPO, Nextracker LLC made a distribution in an aggregate amount of $175.0 million (the “Distribution”). With respect to such Distribution, $21.7 million was distributed to TPG Rise and $153.3 million to Yuma and Yuma Sub in accordance with their pro rata units of Nextracker LLC. The Distribution was financed, in part, with net proceeds from the $150.0 million term loan under the 2023 Credit Agreement.

•
Nextracker Inc. used all the net proceeds from the IPO ($693.8 million) as consideration for Yuma’s transfer to Nextracker Inc. of 30,590,000 Nextracker LLC common units at a price per unit equal to $22.68.

•	In connection with Yuma’s transfer to Nextracker Inc. of 30,590,000 Nextracker LLC common units, a corresponding number of shares of Nextracker Inc.’s Class B common stock held by Yuma were canceled.

•	In connection with the IPO, Nextracker Inc. repurchased all 100 shares of common stock previously issued to Yuma for an immaterial amount.
On February 8, 2023, the Company amended and restated its certificate of incorporation to, among other things, authorize 900,000,000 shares of $0.0001 par value Class A common stock, 500,000,000 shares of $0.0001 par value Class B common stock, and 50,000,000 shares of par value $0.0001 preferred stock.
On February 13, 2023, the members of Nextracker LLC entered into the Third Amended and Restated Limited Liability Company Agreement of Nextracker LLC to, among other things, effect the Transactions described above and to appoint Nextracker Inc. as the managing member of Nextracker LLC. Nextracker Inc. beneficially owns 45,886,065 Nextracker LLC common units after the completion of the IPO and the Transactions and as of June 30, 2023.

Exchange Agreement
The Company, Nextracker LLC, the LLC, Yuma, Yuma Sub and TPG entered into an exchange agreement (the “Exchange Agreement”) under which Yuma, Yuma Sub and TPG (or certain permitted transferees thereof) have the right, subject to the terms of the Exchange Agreement, to require Nextracker LLC to exchange Nextracker LLC common units (together with a corresponding number of shares of Class B common stock) for newly-issued shares of Class A common stock of Nextracker Inc. on a one-to-one
basis, or, in the alternative, Nextracker Inc. may elect to exchange such Nextracker LLC common units (together with a corresponding number of shares of Nextracker Inc. Class B common stock) for cash equal to the product of (i) the number of Nextracker LLC common units (together with a corresponding number of shares of Class B common stock) being exchanged, (ii) the then-applicable exchange rate under the Exchange Agreement (which will initially be one and is subject to adjustment) and (iii) the Class A common stock value (based on the market price of our Class A common stock), subject to customary conversion rate adjustments for stock splits, stock dividends, reclassifications and other similar transactions; provided further, that in the event of an exchange request by an exchanging holder, Nextracker Inc. may at its option effect a direct exchange of shares of Class A common stock for Nextracker LLC common units and shares of Class B common stock in lieu of such exchange or make a cash payment to such exchanging holder, in each case pursuant to the same economic terms applicable to an exchange between the exchanging holder and Nextracker LLC. As Nextracker LLC interests are redeemable upon the occurrence of an event not solely within the control of the Company, such interests are presented in temporary equity on the condensed consolidated balance sheets.

6. Shareholders’ deficit and redeemable preferred units
The Transactions
Nextracker Inc. and the Company completed the following reorganization and other transactions in
connection with the IPO (collectively, referred to as the “Transactions”):

•
Immediately prior to the completion of the IPO, Nextracker Inc. issued 128,794,522 shares of its Class B common stock to Yuma, Yuma Subsidiary, Inc., a Delaware corporation and wholly-owned subsidiary of Yuma (“Yuma Sub”), and TPG Rise in exchange for cash consideration, which number of shares was equal to the number of common units of the LLC held directly or indirectly by Yuma, Yuma Sub and TPG Rise (not inclusive of those held by affiliated blocker corporations – see below) immediately following the Transactions and before giving effect to the IPO.

•
Immediately prior to the completion of the IPO and as permitted under and in accordance with the limited liability company agreement of the LLC in effect prior to the IPO (the “Prior LLC Agreement”), TPG Rise exercised its right to have certain blocker corporations affiliated with TPG Rise each merge with a separate direct, wholly-owned subsidiary of Nextracker Inc., with the blocker corporations surviving each such merger, in a transaction intended to qualify as a tax-free
transaction. In connection with such blocker corporations’ mergers, the investors in each such blocker corporation received a number of shares of Nextracker Inc.’s Class A common stock with a value based on the Series A Preferred Units held by such blocker corporation for a total of 15,279,190 shares of Nextracker Inc.’s Class A common stock. For additional detail refer to the below section “Redeemable preferred units.”

•
Immediately prior to the closing of the IPO, the LLC made a distribution in an aggregate amount of $175.0 million (the “Distribution”). With respect to such Distribution, $21.7 million was distributed to TPG Rise and $153.3 million to Yuma and Yuma Sub in accordance with their pro rata LLC units. The Distribution was financed, in part, with net proceeds from the $150.0 million term loan under the 2023 Credit Agreement, as further discussed in Note 9.

•	Nextracker Inc. used all the net proceeds from the IPO ($693.8 million) as consideration for Yuma’s transfer to Nextracker Inc. of 30,590,000 LLC common units at a price per unit equal to $22.68.

•	In connection with Yuma’s transfer to Nextracker Inc. of 30,590,000 LLC common units, a corresponding number of shares of Nextracker Inc.’s Class B common stock held by Yuma were canceled.

•	In connection with the IPO, Nextracker Inc.’s repurchased all 100 shares of common stock previously issued to Yuma for an immaterial amount.
On February 8, 2023, the Company amended and restated its certificate of incorporation to, among other things, authorize 900,000,000 shares of $0.0001 par value Class A common stock, 500,000,000 shares of $0.0001 par value Class B common stock, and 50,000,000 shares of par value $0.0001 preferred stock.
On February 13, 2023, the members of the LLC entered into the Third Amended and Restated Limited Liability Company Agreement of the LLC to, among other things, effect the Transactions described above and to appoint Nextracker Inc. as the managing member of the LLC. Nextracker Inc. beneficially owns 45,886,065 LLC common Units after the completion of the IPO and the Transactions and as of March 31, 2023.
Exchange Agreement
Nextracker Inc., the LLC, Yuma, Yuma Sub and TPG entered into an exchange agreement (the “Exchange Agreement”) under which Yuma, Yuma Sub and TPG (or certain permitted transferees thereof) have the right, subject to
the terms of the Exchange Agreement, to require the LLC to exchange LLC common units (together with a corresponding number of shares of Class B common stock) for newly-issued shares of Class A common stock of Nextracker Inc. on a basis, or, in the alternative, Nextracker Inc. may elect to exchange such LLC common units (together with a corresponding number of shares of Nextracker Inc. Class B common stock) for cash equal to the product of (i) the number of LLC common units (together with a corresponding number of shares of Class B common stock) being exchanged, (ii) the then-applicable exchange rate under the Exchange Agreement (which will initially be one and is subject to adjustment) and (iii) the Class A common stock value (based on the market price of our Class A common stock), subject to customary conversion rate adjustments for stock splits, stock dividends, reclassifications and other similar transactions; provided further, that in the event of an exchange request by an exchanging holder, Nextracker Inc. may at its option effect a direct exchange of shares of Class A common stock for LLC common units and shares of Class B common stock in lieu of such exchange or make a cash payment to such exchanging holder, in each case pursuant to the same economic terms applicable to an exchange between the exchanging holder and the LLC. As the LLC interests are redeemable upon the occurrence of an event not solely within the control of the Company, such interests are presented in temporary equity on the consolidated balance sheets.

Redeemable preferred units

On February 1, 2022, the LLC issued redeemable pr
ef
erred units designated as “Series A Preferred Units,” representing a
16.67
% interest in the LLC, to Flex in exchange for the cancellation of a portion of the LLC’s previously issued and outstanding common units. Flex sold all of LLC’s Series A Preferred Units to TPG Rise on the same day. The holder of the Series A Preferred Units was entitled to cumulative paid-in-kind
or cash dividends and had the option to redeem the Series A Preferred Units or convert the Series A Preferred Units upon certain conditions. Because the redemption or conversion conditions were outside of the control of the Company, the Company classified the Series A Preferred Units as temporary equity on the consolidated balance sheets.
The Series A Preferred Units had a dividend rate of 5% per annum, payable semi-annually, up to 100% of which (less an amount necessary to the holder of the Series A Preferred Units’ tax obligations) may be payable in kind during the first two years following the issuance date, and 50% of which may be payable in kind thereafter. For the fiscal year ended March 31, 2023 and 2022, Nextracker recorded a $21.4 million and a $4.0 million dividend to be paid in kind, respectively. The Series A Preferred Units had rights to vote together with the common units of the LLC as a single class in all matters that were subject to a vote by common unitholders.
At TPG Rise’s election, Flex was required to repurchase all of the outstanding Series A Preferred Units at their liquidation preference, which included all contributed but unreturned capital plus accrued but unpaid dividends, at the earlier of certain change in control events and February 1, 2028. Additionally, if Nextracker had not completed a Qualified Public Offering prior to February 1, 2027, then TPG Rise had the option to cause Flex to repurchase all of the outstanding Series A Preferred Units at their fair market value.
In connection with any voluntary or involuntary liquidation, dissolution, or winding up o
f
Nextracker, each outstanding Series A Preferred Unit was entitled to receive cash equal to the liquidation preference prior to distributions made to any other units.
In April 2022, the Board approved the amendment and restatement of the Amended and Restated Limited Liability Company Agreement (“A&R LLC Agreement”) dated as of February 1, 2022. Such amendment provided for, among other things, an increase in the total number of Series A Preferred Units issued with a proportionate reduction in the Series A issue price, such that the ownership percentage of TPG remained unchanged at 16.67%. As a result of the amendment, the number of series A redeemable preferred units issued and outstanding was increased to 23,809,524.
In connection with the IPO, the Series A Preferred Units held by TPG Rise were automatically converted into 25,026,093 of LLC common Units which are exchangeable, together with a corresponding number of shares of Nextracker Inc.’s Class B common stock, for shares of Nextracker Inc.’s Class A common stock (or cash). Notwithstanding the foregoing, as permitted under and in accordance with the limited liability company agreement of the LLC in effect prior to the IPO (the “Prior LLC Agreement”), on February 8, 2023, TPG Rise exercised its right to have certain blocker corporations affiliated with TPG Rise each merge with a separate direct, wholly-owned subsidiary of Nextracker Inc., with the blocker corporations surviving each such merger, in a transaction intended to qualify as a tax-free
transaction. In connection with such blocker corporation mergers, the investors in each such blocker corporation received a number of shares of Nextracker Inc.’s Class A common stock with a value based on the Series A Preferred Units held by such blocker corporation for a total of 15,279,190 shares of Nextracker Inc.’s of Class A common stock.